Net Financial Operating Income (Tables)	12 Months Ended
Dec. 31, 2017
Net Financial Operating Income
Schedule of gain (losses) from trading and brokerage activities

	2015	2016	2017
	MCh$	MCh$	MCh$
Income on trading securities	12,770	42,415	46,207
Gain (loss) from mark to market	(2,132)	9,554	4,435

Financial assets held-for-trading	10,638	51,969	50,642
Sale of available-for-sale instruments	8,861	65,320	6,514
Sale of loan portfolio	4,130	4,930	2,063
Net (loss) gain of other transactions	1,687	752	233
Derivative instruments	19,096	5,604	(89,113)

Total	44,412	128,575	(29,661)